Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund
Ultra Short Mortgage Fund
SUPPLEMENT DATED OCTOBER 19, 2012 TO PROSPECTUS DATED MARCH 1, 2012, AS SUPPLEMENTED MAY 4, 2012 AND AUGUST 6, 2012
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns Asset Management Fund - Mutual Funds	Label		1 Year	5 Years	10 Years
Ultra Short Mortgage Fund	Ultra Short Mortgage Fund (before taxes)		1.53%	(1.55%)	0.51%
Ultra Short Mortgage Fund (after taxes on distributions)	Ultra Short Mortgage Fund (after taxes on distributions)	[1]	0.71%	(2.87%)	(0.73%)
Ultra Short Mortgage Fund (after taxes on distributions and redemptions)	Ultra Short Mortgage Fund (after taxes on distributions and redemptions)	[1]	0.99%	(2.05%)	(0.26%)
Ultra Short Mortgage Fund Barclays Capital 6 Month T-Bill Bellwethers	Barclays Capital 6 Month T-Bill Bellwethers	[2]	0.28%	2.08%	2.30%
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.